Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 2,962	$ 41,974
Accounts receivable	69,616	66,186
Inventories	21,351	20,596
Prepaid expenses and deposits	5,903	9,422
Risk management contracts	1,632	11,016
Assets held for sale	3,929
Total current assets	105,393	149,194
Non-current assets
Property, plant and equipment	1,055,144	990,094
Deferred income tax asset	151,479	146,156
Total non-current assets	1,206,623	1,136,250
Total assets	1,312,016	1,285,444
Current liabilities
Accounts payable and accrued liabilities	86,841	88,432
Current portion of lease liabilities and other	2,381	3,276
Warrant liability	6,300	4,128
Risk management contracts	11,901
Liabilities associated with assets held for sale	2,932
Total current liabilities	110,355	95,836
Non-current liabilities
Risk management contracts	7,000
Debt	24,636
Lease liabilities and other	5,104	2,829
Decommissioning liabilities	18,060	19,922
Total non-current liabilities	54,800	22,751
Total liabilities	165,155	118,587
Shareholders’ equity
Share capital	462,872	462,935
Contributed surplus	7,917	8,310
Retained earnings	676,072	695,612
Total shareholders' equity	1,146,861	1,166,857
Total liabilities and shareholders' equity	$ 1,312,016	$ 1,285,444